INVESTMENT IN MARKETABLE EQUITY SECURITIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Balance, beginning of year		$ 68
Unrealized (loss) gain on investment
Proceeds from the sale of the investment		(140)
Gain on sale		72
Balance, end of year